Revenue (Tables)	6 Months Ended
Jun. 30, 2024
Revenue.
Summary of disaggregated revenue information and revenue by geographical location

Disaggregated revenue information

	(Unaudited) For the six-month
	period ended 30 June
	2024	2023
	USD	USD
Business to business – TaaS	6,001,062	8,194,324
Business to customers – B2C	2,065,946	2,921,689
	8,067,008	11,116,013

Revenue by geographical location

	(Unaudited) For the six-month
	period ended 30 June
	2024	2023
	USD	USD
Egypt	6,636,048	10,389,858
Kingdom of Saudi Arabia	1,430,960	726,155
	8,067,008	11,116,013